Simpson Thacher & Bartlett LLP

900 G Street, NW

Washington, D.C. 20001

August 2, 2018

VIA EDGAR Securities and Exchange Commission 100 F Street, NE Washington, DC 20549 Attn: Filing Desk Re: Blackstone / GSO Secured Lending Fund

Dear Sir or Madam:

On behalf of Blackstone / GSO Secured Lending Fund (the “Fund”), we hereby submit for filing by direct electronic transmission the Fund’s Registration Statement on Form 10 under the Securities Exchange Act of 1934, as amended.

Any questions or communications concerning the enclosed materials should be directed to Rajib Chanda at 202-636-5543 or Benjamin Wells at 212-455-2516.

Very truly yours,

/s/ Rajib Chanda

Rajib Chanda

Enclosures